Prepaid Land Lease Payments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Use Rights [Member]
Amortization Expense Of Prepaid Land Lease Payments [Line Items]
Amortization expense of prepaid land lease payments	$ 2,203	$ 238	$ 238